Stock-based Compensation - Summary of Estimated Grant Date Fair Value of the Company's Options (Detail) - November 2024 Modification [Member] - Performance Shares [Member] - $ / shares		3 Months Ended
		Sep. 30, 2023	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	[1]	3 years 2 months 12 days	3 years 2 months 12 days
Common stock price	[2]	$ 7.19	$ 7.19
Volatility	[3]	57.00%	57.00%
Risk-free rate	[4]	4.20%	4.20%
Dividend yield	[5]	0.00%	0.00%

[1]	Based on contractual terms
[2]	Represents the publicly traded common stock price as of November 6, 2024
[3]	Calculated based on the Company’s historical volatility over a term of between 1.1 years and 3.2 years
[4]	Based on the US Constant Maturity Treasury yield curve as of the valuation date over a matching term over 3.2 years
[5]	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future